Revenue - Deferred revenue from contracts with customers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred revenue from contracts with customers
Current	¥ 202,996	$ 29,432	¥ 233,735
Non-current	277,841	$ 40,283	267,909
Deferred revenue	¥ 480,837		¥ 501,644